RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RIGHT OF USE ASSETS
Balance at the beginning	$ 873
Amortization of rights of use assets	3,479	$ 150	$ 8
Currency translation adjustments		24
Balance at the end	9,444	873
Leases rights of use
RIGHT OF USE ASSETS
Balance at the end	8,650
Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	626
Balance at the end	541	626
Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	247
Balance at the end	253	247
Gross carrying value
RIGHT OF USE ASSETS
Balance at the beginning	1,024	213
Incorporation by adoption of IFRS 16	6,890	718
Increases	5,376	98
Currency translation adjustments	(41)
Decreases	(282)	(5)
Balance at the end	12,967	1,024	213
Gross carrying value | Leases rights of use
RIGHT OF USE ASSETS
Incorporation by adoption of IFRS 16	6,890
Increases	5,319
Currency translation adjustments	(47)
Decreases	(240)
Balance at the end	11,922
Gross carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	718
Incorporation by adoption of IFRS 16		718
Decreases	(7)
Balance at the end	711	718
Gross carrying value | Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	306	213
Increases	57	98
Currency translation adjustments	6
Decreases	(35)	(5)
Balance at the end	334	306	213
Accumulated depreciation and amortization
RIGHT OF USE ASSETS
Balance at the beginning	(151)	(6)
Amortization of rights of use assets	(3,479)	(150)
Currency translation adjustments	(27)
Decreases	134	5
Balance at the end	(3,523)	(151)	(6)
Accumulated depreciation and amortization | Leases rights of use
RIGHT OF USE ASSETS
Amortization of rights of use assets	(3,344)
Currency translation adjustments	(20)
Decreases	92
Balance at the end	(3,272)
Accumulated depreciation and amortization | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(92)
Amortization of rights of use assets	(85)	(92)
Decreases	7
Balance at the end	(170)	(92)
Accumulated depreciation and amortization | Asset retirement obligations
RIGHT OF USE ASSETS
Balance at the beginning	(59)	(6)
Amortization of rights of use assets	(50)	(58)
Currency translation adjustments	(7)
Decreases	35	5
Balance at the end	$ (81)	$ (59)	$ (6)